Summary of Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, at beginning of period	$ 50		$ 96		$ 104
Provision for doubful accounts, net of recoveries	14		(6)		29
Charge-Off of accounts	(13)	[1]	(40)	[1]	(37)	[1]
Allowance for doubtful accounts, at end of period	51		50		96
Retail Portfolio
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, at beginning of period	31		58		58
Provision for doubful accounts, net of recoveries	3		(5)		26
Charge-Off of accounts	(7)	[1]	(22)	[1]	(26)	[1]
Allowance for doubtful accounts, at end of period	27		31		58
Wholesale Portfolio
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, at beginning of period	2		2		1
Provision for doubful accounts, net of recoveries	(2)		0		1
Charge-Off of accounts	0	[1]	0	[1]	0	[1]
Allowance for doubtful accounts, at end of period	0		2		2
Trade and Other Receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, at beginning of period	17		36		45
Provision for doubful accounts, net of recoveries	13		(1)		2
Charge-Off of accounts	(6)	[1]	(18)	[1]	(11)	[1]
Allowance for doubtful accounts, at end of period	$ 24		$ 17		$ 36

[1]	We repossess sold and leased vehicles on defaulted finance receivables and leases, and place them into Inventories. Losses recognized at the time of repossession and charged against the allowance for doubtful accounts were $6 million, $20 million, and $22 million in 2012, 2011, and 2010. respectively.